Chapter 11- Schedule of Fresh-Start Adjustments (Details) - USD ($) $ in Millions		2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	Jan. 20, 2022	Feb. 22, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Feb. 23, 2022	Dec. 31, 2021
Reorganization, Chapter 11 [Line Items]
Gain on settlement of liabilities subject to compromise			$ 0		$ 0
Fresh-start valuation adjustments			0		0
Loss on deconsolidation of Paratus Energy Services			0		0
Advisory and professional fees			(5)		(10)
Gain on write-off of related party payables			0		0
Expense of predecessor Directors & Officers insurance policy			0		0
Remeasurement of terminated lease to allowed claim			0		0
Interest income on surplus cash			0		0
Total reorganization items, net		$ 3,651	(5)	$ (27)	(10)	$ (230)
Carrying value of Paratus Energy Services equity at January 20, 2022	$ (152)		$ 58		$ 58		$ 64	$ 27
Fair value of retained 35% interest in Paratus Energy Services	56
Reclassification of NSNCo accumulated other comprehensive losses to income on disposal	(16)
Loss on deconsolidation of Paratus Energy Services	$ (112)
Paratus Energy Services
Reorganization, Chapter 11 [Line Items]
Ownership interest (as percent)	35.00%		35.00%		35.00%
Carrying value of Paratus Energy Services equity at January 20, 2022			$ 33		$ 33			$ 0
NSNCo | NSNCo Noteholders
Reorganization, Chapter 11 [Line Items]
Noncontrolling interest, ownership percentage by parent	65.00%
Reorganization, chapter 11, predecessor, before adjustment
Reorganization, Chapter 11 [Line Items]
Gain on settlement of liabilities subject to compromise		3,581		0		0
Fresh-start valuation adjustments		242		0		0
Loss on deconsolidation of Paratus Energy Services		(112)		0		0
Advisory and professional fees		(44)		(35)		(52)
Gain on write-off of related party payables		0		8		8
Expense of predecessor Directors & Officers insurance policy		(17)		0		0
Remeasurement of terminated lease to allowed claim		0		0		(186)
Interest income on surplus cash		1		0		0
Total reorganization items, net		3,651		$ (27)		$ (230)
Carrying value of Paratus Energy Services equity at January 20, 2022		$ 81